Tax payable - Balance of installment payments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Tax Payable
Current	R$ 56,051	R$ 51,459
Non-current	R$ 7,797	R$ 8,638